Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities	Accounts payable and accrued liabilities

	December 31, 2022	December 31, 2021
Trade payables	$2,252	$594
Accrued liabilities	1,398	1,394
	$3,650	$1,988